FAIR VALUE MEASUREMENTS (Details Narrative)	Feb. 28, 2023 USD ($)
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Assets held in the Trust Account	$ 575
Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Assets held in the Trust Account	$ 120,030,504